Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 93.9%
Angola 3.3%
Republic of Angola:
REG S, 8.0%, 11/26/2029	600,000	541,500
REG S, 8.25%, 5/9/2028	1,000,000	942,530
(Cost $1,204,560)		1,484,030
Argentina 2.8%
Republic of Argentina:
1.0%, 7/9/2029	23,109	18,143
4.125%–5.0%, 7/9/2046 (a)	1,847,045	1,238,535
(Cost $905,118)		1,256,678
Azerbaijan 0.4%
Republic of Azerbaijan International Bond, REG S, 3.5%, 9/1/2032 (Cost $173,755)	200,000	172,881
Benin 2.8%
Benin Government International Bond:
144A, 7.96%, 2/13/2038	500,000	473,875
REG S, 7.96%, 2/13/2038	850,000	805,587
(Cost $1,300,257)		1,279,462
Brazil 2.7%
Brazilian Government International Bond:
5.625%, 1/7/2041	200,000	174,183
6.0%, 10/20/2033	700,000	671,211
6.125%, 3/15/2034	400,000	382,729
(Cost $1,272,755)		1,228,123
Burundi 1.2%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $527,477)	600,000	537,630
Chile 2.9%
Corp. Nacional del Cobre de Chile:
REG S, 3.15%, 1/14/2030	600,000	536,366
REG S, 5.95%, 1/8/2034	800,000	796,588
(Cost $1,332,322)		1,332,954
China 0.7%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027* (b)	500,000	49,638
REG S, 7.25%, 4/8/2026* (b)	1,000,000	99,800
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (b)	800,000	44,000

Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (b)	900,000	58,500
REG S, 5.6%, 7/15/2026* (b)	500,000	31,175
REG S, 6.125%, 2/21/2024* (b)	700,000	43,750
(Cost $4,383,928)		326,863
Colombia 3.9%
Colombia Government International Bond, 7.5%, 2/2/2034	1,000,000	989,583
Ecopetrol SA, 6.875%, 4/29/2030 (c)	800,000	789,274
(Cost $1,771,202)		1,778,857
Costa Rica 0.9%
Costa Rica Government International Bond, REG S, 6.125%, 2/19/2031 (Cost $397,200)	400,000	402,784
Dominican Republic 3.2%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	800,000	738,240
REG S, 4.875%, 9/23/2032	800,000	720,800
(Cost $1,391,592)		1,459,040
Ecuador 2.0%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	50,365
5.0%–6.9%, 7/31/2040 (a)	700,000	410,998
5.5%–6.9%, 7/31/2035 (a)	700,000	458,381
(Cost $662,178)		919,744
Egypt 4.3%
African Export-Import Bank, REG S, 3.798%, 5/17/2031	700,000	612,362
Egypt Government International Bond:
REG S, 5.875%, 2/16/2031	700,000	596,855
REG S, 7.6%, 3/1/2029	300,000	292,500
REG S, 7.625%, 5/29/2032	500,000	450,453
(Cost $1,636,492)		1,952,170
Ghana 3.3%
Ghana Government International Bond:
144A, Zero Coupon, 1/3/2030	172,618	134,427
5.0%–6.0%, 7/3/2029 (a)	701,800	625,465
5.0%–6.0%, 7/3/2035 (a)	1,009,200	736,615
(Cost $1,485,800)		1,496,507
Guatemala 1.0%
Guatemala Government Bond, REG S, 5.375%, 4/24/2032 (Cost $470,108)	500,000	473,557
Hungary 5.0%
Hungary Government International Bond, REG S, 5.5%, 3/26/2036	1,300,000	1,235,741
MVM Energetika Zrt, REG S, 7.5%, 6/9/2028	1,000,000	1,043,934
(Cost $2,245,231)		2,279,675
Israel 1.3%
Israel Government International Bond, 5.5%, 3/12/2034 (c) (Cost $579,821)	600,000	591,941
Ivory Coast 3.0%
Ivory Coast Government International Bond, REG S, 7.625%, 1/30/2033 (Cost $1,426,191)	1,400,000	1,366,701

Jordan 1.2%
Jordan Government International Bond, REG S, 5.85%, 7/7/2030 (Cost $550,787)	600,000	555,739
Kazakhstan 1.5%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031 (Cost $799,560)	800,000	684,938
Kenya 1.6%
Republic of Kenya, REG S, 8.0%, 5/22/2032 (Cost $592,202)	800,000	731,064
Mexico 4.5%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033	1,300,000	1,045,272
Petroleos Mexicanos, 5.95%, 1/28/2031	1,200,000	1,004,807
(Cost $1,875,635)		2,050,079
Montenegro 0.5%
Montenegro Government International Bond, REG S, 7.25%, 3/12/2031 (Cost $206,871)	200,000	205,700
Morocco 0.7%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $328,704)	400,000	327,962
Nigeria 5.3%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	1,000,000	908,725
Republic of Nigeria:
REG S, 7.143%, 2/23/2030	200,000	184,243
144A, 7.143%, 2/23/2030	570,000	525,093
REG S, 7.375%, 9/28/2033	900,000	780,804
(Cost $2,284,116)		2,398,865
Oman 1.1%
Oman Government International Bond, REG S, 6.25%, 1/25/2031 (Cost $516,619)	500,000	516,250
Pakistan 1.2%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $600,000)	600,000	557,284
Panama 2.9%
Panama Government International Bond:
3.16%, 1/23/2030	900,000	766,301
3.875%, 3/17/2028	600,000	560,413
(Cost $1,328,754)		1,326,714
Poland 1.7%
Bank Gospodarstwa Krajowego, REG S, 5.375%, 5/22/2033 (Cost $821,578)	800,000	784,984
Romania 3.2%
Romanian Government International Bond:
REG S, 3.0%, 2/14/2031	800,000	658,880
REG S, 5.875%, 1/30/2029	800,000	785,434
(Cost $1,427,779)		1,444,314
Russia 0.0%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (d) (Cost $1,412,265)	1,400,000	0
Rwanda 0.7%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $323,043)	400,000	333,089

Senegal 1.1%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $578,805)	600,000	494,401
Serbia 0.9%
Republic of Serbia, REG S, 6.5%, 9/26/2033 (Cost $390,850)	400,000	413,900
South Africa 4.9%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028	900,000	890,784
Republic of South Africa Government International Bond, 6.25%, 3/8/2041	500,000	431,737
Transnet SOC Ltd., REG S, 8.25%, 2/6/2028	900,000	916,362
(Cost $2,252,692)		2,238,883
Tajikistan 1.7%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $775,000)	775,000	760,507
Togo 5.1%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,254,750
144A, 5.0%, 7/27/2027 (c)	1,100,000	1,071,262
(Cost $2,571,325)		2,326,012
Turkey 4.3%
Republic of Turkey:
5.25%, 3/13/2030	500,000	468,146
9.125%, 7/13/2030	900,000	997,875
Turkiye Government International Bond, 7.125%, 7/17/2032	500,000	499,219
(Cost $1,813,614)		1,965,240
Ukraine 0.5%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2028* (Cost $300,309)	300,000	240,405
Uzbekistan 2.9%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	800,000	673,696
REG S, 3.9%, 10/19/2031	800,000	664,400
(Cost $1,380,688)		1,338,096
Venezuela 0.9%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b)	1,750,000	210,000
144A, 9.0%, 11/17/2021* (b)	1,480,000	185,000
(Cost $1,222,980)		395,000
Zambia 0.8%
Republic of Zambia:
144A, 0.5%, 12/31/2053	231,964	140,959
144A, 5.75%–7.5%, 6/30/2033 (a)	233,510	207,736
(Cost $445,104)		348,695
Total Bonds (Cost $47,965,267)		42,777,718

	Shares	Value ($)

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (e) (f) (Cost $557,236)	557,236	557,236

Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 4.41% (e) (Cost $1,795,701)	1,795,701	1,795,701

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $50,318,204)	99.0	45,130,655
Other Assets and Liabilities, Net	1.0	441,435
Net Assets	100.0	45,572,090
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (e) (f)
301,200	256,036 (g)	—	—	—	307	—	557,236	557,236
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 4.41% (e)
1,959,505	17,806,355	17,970,159	—	—	18,950	—	1,795,701	1,795,701
2,260,705	18,062,391	17,970,159	—	—	19,257	—	2,352,937	2,352,937

*	Non-income producing security.
(a)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $536,329, which is 1.2% of net assets.

(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$42,777,718	$0	$42,777,718
Short-Term Investments (a)	2,352,937	—	—	2,352,937
Total	$2,352,937	$42,777,718	$0	$45,130,655

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH1
R-080548-3 (1/27)